SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Class A common stock subject to possible redemption reflected in the balance sheets reconciled (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Redemptions of Class A common stock	$ (232,371,273)
Accretion of carrying value to redemption value	2,171,303
Class A common stock subject to possible redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class A common stock subject to possible redemption , beginning	250,000,000
Redemptions of Class A common stock	(232,371,273)
Accretion of carrying value to redemption value	2,093,167
Extension Deposit	78,136
Class A common stock subject to possible redemption, ending	$ 19,800,030